Acquisitions	12 Months Ended
Mar. 31, 2012
Acquisitions
Acquisitions

4.  Acquisitions

In accordance with the accounting standards regarding business combinations, the results of acquired businesses are included in ATK’s consolidated financial statements from the date of acquisition. The purchase price for each acquisition is allocated to the acquired assets and liabilities based on fair value. The excess purchase price over estimated fair value of the net assets acquired is recorded as goodwill.

On April 9, 2010, ATK acquired Blackhawk Industries Products Group Unlimited, LLC (“Blackhawk”) for a purchase price of $172,251.  Blackhawk is a manufacturer of high quality tactical gear.  ATK believes that the acquisition provides ATK with a strong tactical systems brand, an expanded portfolio of quality products, and additional design and development expertise for innovative tactical accessories which will strengthen ATK’s position in tactical accessories and equipment for domestic and international military, law enforcement, security, and sport enthusiast markets.   Blackhawk employs approximately 300 employees and is included in the Sporting Group.  The purchase price allocation was completed in fiscal 2011.  Most of the goodwill generated in this acquisition will be deductible for tax purposes.

ATK used the acquisition method of accounting to account for this acquisition and, accordingly, the Blackhawk’s results are included in ATK’s consolidated financial statements at the date of acquisition.  The purchase price for the acquisition was allocated to the acquired assets and liabilities based on estimated fair value.  Pro forma information on the results of operations for fiscal 2011 and 2010 as if the acquisitions had occurred at the beginning of fiscal 2010 is not being presented because the acquisition is not material to ATK for that purpose.

ATK made no acquisitions during fiscal 2012 or 2010.